Contents of Significant Accounts - Investments Accounted For Under the Equity Method - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Jan. 01, 2018 TWD ($)
Investments in associates and joint ventures [line items]
Investments accounted for using equity method for which there are published price quotations		$ 7,847,979		$ 259,667	$ 7,948,413	$ 7,960,150
Aggregated individually immaterial associates and joint ventures [member]
Investments in associates and joint ventures [line items]
Exchange differences arising from translation of the foreign entity	$ (16,000)	45,000	$ (83,000)
Investments with published price quotations [member]
Investments in associates and joint ventures [line items]
Investments accounted for using equity method for which there are published price quotations		1,924,000			1,733,000
Investments with published price quotations [member] | Fair value [member]
Investments in associates and joint ventures [line items]
Investments accounted for using equity method for which there are published price quotations		$ 2,142,000			$ 1,621,000